Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive income (loss)
The following table sets forth information with respect to the components of “Accumulated other comprehensive income (loss)” as of December 31, 2019 and their related activity during the three-years in the period then ended:

Accumulated other comprehensive income (loss) (continued)

	Foreign currency translation	Cash flow hedges	Post-employment benefits (i)	Total Accumulated other comprehensive loss
Balances at December 31, 2016	$(441,081)	$305	$(873)	$(441,649)
Other comprehensive income (loss) before reclassifications	4,800	6,462	(938)	10,324
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	1,592	386	1,978
Net current-period other comprehensive income (loss)	4,800	8,054	(552)	12,302
Balances at December 31, 2017	(436,281)	8,359	(1,425)	(429,347)
Other comprehensive (loss) income before reclassifications	(62,996)	13,888	(418)	(49,526)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	—	(23,887)	494	(23,393)
Net current-period other comprehensive (loss) income	(62,996)	(9,999)	76	(72,919)
Balances at December 31, 2018	(499,277)	(1,640)	(1,349)	(502,266)
Other comprehensive loss before reclassifications	(12,168)	(5,185)	(55)	(17,408)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement income	—	85	864	949
Adoption of ASU 2017-12	—	(780)	—	(780)
Net current-period other comprehensive (loss) income	(12,168)	(5,880)	809	(17,239)
Balances at December 31, 2019	$(511,445)	$(7,520)	$(540)	$(519,505)

(i)
Mainly related to a post-employment benefit in Venezuela established by the Organic Law of Labor and Workers (known as “LOTTT”, its Spanish acronym) in 2012. This benefit provides a payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company obtains an actuarial valuation to measure the post-employment benefit obligation, using the projected unit credit actuarial method and measures this benefit in accordance with ASC 715-30, similar to pension benefit.